Leases (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Leases [Abstract]
Average discount rate used for measuring lease liabilities	5.45%	5.08%
Net impact consolidated value	$ 3,821	$ 5,304
Additions refers to the acquisition right of use asset	$ 1,220